Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Costs, Lease Term and Discount Rate	The components of lease costs for continuing operations, lease term and discount rate with respect of warehouse and office lease with an initial term of more than 12 months are as follows:
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(unaudited)	(unaudited)
Operating lease cost	$256,852	$-
Weighted Average Remaining Lease Term - Operating leases including options to renew	-	-
Weighted Average Discount Rate - Operating leases	5%	5%
	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023
	(unaudited)	(unaudited)
Operating lease cost	$133,157	$-
Weighted Average Remaining Lease Term - Operating leases including options to renew	-	-
Weighted Average Discount Rate - Operating leases	5%	5%

Schedule of Lease Cost	The components of lease costs, lease term and discount rate with respect of the copier lease with an initial term of more than 12 months are as follows:
	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(unaudited)	(unaudited)
Finance lease cost
Amortization	$653	$6,417
Interest on lease liabilities	48	1,250
Total finance lease cost	$701	$7,667
Weighted Average Remaining Lease Term - Finance leases	-	3.54
Weighted Average Discount Rate – Finance leases	5%	5%
	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023
	(unaudited)	(unaudited)
Finance lease cost
Amortization	$-	$3,228
Interest on lease liabilities	-	605
Total finance lease cost	$-	$3,833
Weighted Average Discount Rate – Finance leases	5%	5%